Balance Sheets (Parenthetical) - $ / shares	Oct. 31, 2023	Oct. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	490,000,000	490,000,000
Common stock, shares issued	31,046,516	16,972,800
Common stock, shares outstanding	31,046,516	16,972,800